Document And Entity Information	Jul. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	Expro Ltd
Document, Type	8-K
Document, Period End Date	Jul. 28, 2026
Entity, Incorporation, State or Country Code	E9
Entity, File Number	001-43399
Entity, Tax Identification Number	98-1929155
Entity, Address, Address Line One	1311 Broadfield Boulevard, Suite 400
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	463-9776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	XPRO
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0002126198